Acquisitions - Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 Preliminary [Member]	Nov. 30, 2011 Revisions [Member]	Nov. 30, 2011 Final [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 50,230		$ 50,230
Other current assets			29,209		29,209
Vessels and equipment			869,952	22,400	892,352
Deferred income taxes			3,307		3,307
Investment in Sevan Marine			49,200	(12,100)	37,100
Other assets - long-term			659		659
Total assets acquired			1,002,557	10,300	1,012,857
Current liabilities			41,376		41,376
In-process revenue contracts	180,964	235,296	158,968		158,968
Long-term debt (note 8)			220,497		220,497
Other long-term liabilities			6,036		6,036
Non-controlling interest			144,600		144,600
Total liabilities assumed			571,477		571,477
Net assets acquired			431,080		441,380
Bargain purchase gain			(58,235)	(10,300)	(68,535)
Cash consideration			$ 372,845		$ 372,845